ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Current assets:
Accounts receivable – third parties	11,414	10,513
Accounts receivable – related parties	2,849	2,630
Less: allowance for doubtful accounts	(2,560)	(2,578)

Accounts receivable, net	11,703	10,565

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Current	3,778	3,633
Between 1 and 30 days	2,135	2,512
Between 31 and 60 days	913	1,300
Between 61 and 90 days	396	481
Between 91 and 120 days	596	246
Between 121 and 365 days	1,412	983
Over 365 days	5,033	3,987

Accounts receivable	14,263	13,142

The following table presents the activities in the allowance for doubtful accounts as of June 30, 2026 and December 31, 2025.

	As of June 30, 2026	As of December 31, 2025
	$’000	$’000

Balance at January 1,	2,578	1,665
Additions	-	800
Foreign exchange translation adjustment	(18)	113

	2,560	2,578

For the six months ended June 30, 2026 and 2025, the Company made provision for estimated credit losses. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of June 30, 2026 and December 31, 2025, no outstanding accounts are 30 days past due.